Financial instruments and risk management - Summary of credit ratings (Parenthetical) (Detail) - Capital and liquidity risk management [member]		12 Months Ended
	Feb. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Long term rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings		A-/A3	A-/Baa1
Long term rating [member] | Change in credit rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	A
Outlook [member]
Disclosure of external credit grades [Line Items]
Credit ratings		(a)Positive/Stable	Stable/ Stable
Outlook [member] | Change in credit rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	stable